Fixed assets - Information on telecommunications licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,940	€ 15,135	€ 14,737	€ 14,073
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,691	€ 6,322	€ 6,043
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,650
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,473
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	175
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	191
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	811
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,453
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	305
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	111
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,037
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	503
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	441
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	22
POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	40
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	464
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	301
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	50
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	113
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	214
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	45
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	159
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	246
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	89
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	52
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	105
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	202
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	50
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	70
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	82
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	87
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	82
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3
SLOVAKIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	97
SLOVAKIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	38
SLOVAKIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10
SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12
SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	775
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	37,749
Gross carrying amount [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,116
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,604
Gross carrying amount [member] | FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,180
Gross carrying amount [member] | FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	342
Gross carrying amount [member] | FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	207
Gross carrying amount [member] | FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	875
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,891
Gross carrying amount [member] | SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	536
Gross carrying amount [member] | SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	285
Gross carrying amount [member] | SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,070
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,224
Gross carrying amount [member] | POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	739
Gross carrying amount [member] | POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	355
Gross carrying amount [member] | POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	130
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,028
Gross carrying amount [member] | EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	444
Gross carrying amount [member] | EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	153
Gross carrying amount [member] | EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	431
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	861
Gross carrying amount [member] | MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	62
Gross carrying amount [member] | MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	29
Gross carrying amount [member] | MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	770
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	576
Gross carrying amount [member] | ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	100
Gross carrying amount [member] | ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	423
Gross carrying amount [member] | JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	89
Gross carrying amount [member] | JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	143
Gross carrying amount [member] | JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	191
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	151
Gross carrying amount [member] | BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4
Gross carrying amount [member] | BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	7
Gross carrying amount [member] | SLOVAKIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	226
Gross carrying amount [member] | SLOVAKIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | SLOVAKIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	46
Gross carrying amount [member] | SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
Gross carrying amount [member] | SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	38
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,132